Summary of Significant Accounting Policies - Schedule of Useful Lives of Property, Plant and Equipment (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Computer [Member]
Estimated useful life of property plant and equipment	2 years 6 months
Office Equipment [Member]
Estimated useful life of property plant and equipment	10 years	10 years
Furniture and Fittings [Member]
Estimated useful life of property plant and equipment	10 years
Office Renovations [Member]
Estimated useful life of property plant and equipment	10 years
Computer Software [Member]
Estimated useful life of property plant and equipment		5 years